Stockholders' Equity and Stock-based Compensation	9 Months Ended
Mar. 31, 2026
Stockholders' Equity and Stock-based Compensation [Abstract]
Stockholders' Equity and Stock-based Compensation
NOTE 10. STOCKHOLDERS’ EQUITY AND STOCK-BASED COMPENSATION
On the Closing Date, the Company adopted an amended and restated certificate of incorporation, which became effective upon the filing thereof with the Secretary of State of the State of Delaware (the “Restated Charter”), and amended and restated bylaws (the “Restated Bylaws”). Among other things, the Restated Charter increased the authorized capital stock of the Company to consist of 2,000,000,000 shares of Common Stock, par value $0.01 per share (“Common Stock”) and 100,000,000 shares of Preferred Stock, par value $0.01 per share (“Preferred Stock”).
Also on the Closing Date, the Board adopted and the Company filed with the Secretary of State of the State of Delaware a certificate of designation (the “Certificate of Designation”) designating the rights, preferences and limitations of the Series A Preferred Stock. Up to 200,000 shares were designated Series A Preferred Stock, with each share of Series A Preferred Stock having a stated value equal to $1,000 (the “Stated Value”). Each share of Series A Preferred Stock is convertible, at the option of the holder, into that number of shares of Common Stock determined by dividing the Stated Value by $6.25 (the “Conversion Price”). The Conversion Price may be adjusted pursuant to the Certificate of Designations for stock dividends and stock splits, subsequent rights offerings, pro rata distributions of dividends or the occurrence of a Fundamental Transaction (as defined in the Certificate of Designation). A holder of Series A Preferred Stock will not have the right to convert any portion of its Series A Preferred Stock if the holder, together with its affiliates, would beneficially own in excess of 4.99% (or, at the election of the holder, 9.99%) of the number of shares of Common Stock outstanding immediately after giving effect to such conversion.
The shares of Series A Preferred Stock are not redeemable and are classified within permanent equity. Shares of Series A Preferred Stock are not entitled to receive dividends, except that if dividends are paid on the Common Stock then the Company would be required to pay a dividend on the Series A Preferred Stock on a pro rata basis with the Common Stock determined on an as-converted
basis. The Series A Preferred Stock has no voting rights, except as required by the Restated Charter, applicable law and with respect to any vote to approve a Fundamental Transaction (in which case each holder of Series A Preferred Stock would be entitled to a number of votes equal to the number of whole shares of Common Stock into which such holder’s shares of Series A Preferred Stock were convertible).
Upon any liquidation, dissolution or
winding-up
of the Company, whether voluntary or involuntary, the then holders of the Series A Preferred Stock would be entitled to participate with the holders of Common Stock then outstanding, pro rata as a single class on an as-converted
basis.
Stock-Based Compensation
Effective as of the Closing Date, the stockholders of Sonnet approved the Hyperliquid Strategies Inc 2025 Equity Incentive Plan (the “2025 Equity Incentive Plan”), and the 2025 Equity Incentive Plan became effective. The 2025 Equity Incentive Plan permits the grant of incentive stock options, nonstatutory stock options, stock appreciation rights, restricted stock, restricted stock units, stock bonus awards, and other stock-based awards, as well as the grant of dividend equivalents. Employees, directors and independent contractors of the Company and its subsidiaries are all eligible to participate in the 2025 Equity Incentive Plan, provided that incentive stock options may only be granted to employees. A total of 6,351,278 shares of Common Stock are reserved for awards under the 2025 Equity Incentive Plan.
Restricted Stock Units
The Company records stock-based compensation expense related to restricted stock units (“RSUs”). For the three and nine months ended March 31, 2026, the Company recorded stock-based compensation expense allocated as follows (in thousands):

	For the Three Months Ended March 31, 2026	For the Nine Months Ended March 31, 2026
Selling, general and administrative and research and development expenses	$186	$186

Total	$186	$186

A summary of the restricted stock units (“RSUs”) activity during the nine months ended March 31, 2026 is presented below:

	Number of RSUs	Weighted Average Grant Date Price
RSUs June 30, 2025	—	—
Granted	326,312	$4.89
Vested	—	—
Forfeited	—	—

RSUs undelivered March 31, 2026	326,312	$4.89

The weighted average grant date fair value of common share-settled restricted stock units during the three and nine months ended March 31, 2026 was $4.89, based on the fair value of the Company’s common stock. As of March 31, 2026, there was approximately $1.4 million of total unrecognized share-based compensation expense related to unvested RSUs, which the Company expects to recognize over a weighted average vesting period of approximately 1.7 years.
Equity Facility
On October 22, 2025, the Company entered into an agreement (the “Purchase Agreement”) with Chardan Capital Markets LLC (“Chardan”) for Chardan to purchase up to $1.0 billion of shares of the Company’s Common Stock (the “Equity Facility”). The Company engaged LifeSci Capital, LLC as a qualified independent underwriter in connection with the Purchase Agreement. Pursuant to and upon the terms and subject to the conditions and limitations set forth in the Purchase Agreement, beginning on the later of the Closing Date and the date the registration statement registering the resale of such shares is effective (the “Commencement Date”), the Company has the right from time to time at the Company’s option to direct Chardan to purchase up to $1.0 billion of shares of Common Stock. Sales of the Company’s Common Stock to Chardan under the Purchase Agreement, and the timing of any sales, will be determined by the Company from time to time in the Company’s sole discretion. Per the requirements of the Purchase Agreement, the Company paid total fees of $0.0 million and $0.3 million to Chardan for the three and nine months ended March 31, 2026, respectively. Additional commitment fees will be required depending on the amount of shares sold by the Company including $0.3 million payable once the Company has received an aggregate of $25.0 million in proceeds from sales of Common Stock under the Purchase Agreement and $0.6 million payable once the Company has received an aggregate of $50.0 million proceeds from sales of Common Stock under the Purchase Agreement. As of March 31, 2026, 252,600 shares of common stock have been issued under the Equity Facility for gross proceeds of $1.5 million.
PIPE Financing and HYPE Contributions
Concurrently with the execution of the BCA, (i) certain accredited investors entered into subscription agreements with Sonnet and the Company, pursuant to which Sonnet agreed to issue, and the subscribers agreed to purchase, immediately prior to the Closing, shares of Sonnet common stock which would immediately be converted into shares of the Company, pursuant to a private placement in accordance with Section 4(a)(2) of the Securities Act (the “Closing PIPE”) and (ii) certain accredited investors entered into contribution agreements with Rorschach, pursuant to which such investors agreed to contribute HYPE tokens and/or cash to Rorschach immediately prior to the Closing (the “Contributions”), resulting in the investors that provided both the Closing PIPE and the Contributions receiving equity in the Company at the Closing. The gross proceeds received from the Closing PIPE and the Contributions consisted of $299.9 million of cash and 12,517,592 HYPE tokens valued at $580.5 million, based on the fair value of the shares issued for the tokens, for an aggregate fair value of $880.4 million, before deducting the allocated transaction costs. The shares of Sonnet common stock and membership interests in Rorschach issued pursuant to the Closing PIPE and the Contributions, respectively, were converted into shares of Common Stock at the Closing.
At the Closing, one investor received approximately 166,173 shares of HSI series A Preferred Stock instead of shares of HSI Common Stock. In total, 123,354,259 shares of HSI Common Stock and 166,173 shares of HSI series A Preferred Stock were issued in exchange for the gross proceeds of the Closing PIPE and the Contributions. The gross proceeds amount of $880.4 million was recorded to Common Stock and Series A Preferred Stock based on the respective par values with the excess of the gross proceeds above par values recorded to additional paid-in
capital. Additional
paid-in
capital was reduced for the impact of cash paid for transaction costs of $2.3 million related to the PIPE financing. Additionally, as noted in Note 5, at Closing, such 12.5 million HYPE tokens were valued at $411.3 million, resulting in a loss on commitment of $169.2 million recognized by the Company on the HYPE tokens.
Stock Repurchase Program
On December 8, 2025, the Company announced that the Board had authorized a stock repurchase program of up to $30 million of the Company’s outstanding Common Stock that will be in place for up to 12 months. Through March 31, 2026, a total of 3,067,097 shares of Common Stock were repurchased by the Company for a total of approximately $10.6 million.
Warrants
A summary of the warrant activity during the nine months ended March 31, 2026 is presented below:

Number of Warrants
Outstanding as of June 30, 2025	—
Issued	30,203,376
Exercised	(382,095)

Outstanding as of March 31, 2026	29,821,281
The following table presents information related to warrants as of March 31, 2026:

Exercise Price	Outstanding Number of Warrants	Weighted Average Remaining Life in Years
$9.38	9,131,600	4.7
$12.50	9,131,600	4.7
$18.75	9,131,600	4.7
$6.25	2,400,001	4.3
Various (> $47.00)	26,480	Various

	29,821,281